PROSPECTUS


                                   MAY 1, 1999



                              GOVERNMENT BOND FUND




                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
           WITHOUT ANY SALES CHARGE OR RULE 12B-1 (DISTRIBUTION) FEES.
















The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                                            1

RISK/RETURN SUMMARY                                                          2


FEE TABLES                                                                   3


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS   4


MANAGEMENT                                                                   5


YOUR ACCOUNT                                                                 7


         How to Contact the Fund                                             7
         General Information                                                 7
         Buying Shares                                                       7
         Selling Shares                                                      9
         Exchange Privileges                                                11


OTHER INFORMATION                                                           12


FINANCIAL HIGHLIGHTS                                                        13

2                                                                                     RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND     GOVERNMENT BOND FUND

A DEBT OR FIXED INCOME     INVESTMENT GOAL High level of income consistent with maximum credit protection
SECURITY is a security     and moderate fluctuation in principal value.
such as a bond or note
that obligates the         PRINCIPAL INVESTMENT STRATEGY  The Fund invests under normal circumstances at
issuer to pay the          least 90 percent of its total assets in a portfolio of fixed and variable rate
security owner a           U.S. Government Securities, including zero coupon bonds issued or guaranteed by
specified sum of money     the U.S. Treasury and mortgage-backed securities. The Fund invests in securities
at set intervals as well   with maturities (or average life in the case of mortgage-backed and similar
as repay the principal     securities) ranging from overnight to 30 years. The Fund seeks to moderate
amount of the security     fluctuations in the price of its shares by structuring maturities of its
at its maturity            investment portfolio in order to maintain a duration between 75 percent and 125
A BOND is a debt           percent of the duration of the Lehman Brothers Government Bond Index security with a
long-term maturity,        PRINCIPAL RISKS OF INVESTING IN THE FUND
usually 10 years or
longer                     You could lose money on your investment in Government Bond Fund and Government
MATURITY means the date    Bond Fund could under-perform other investments. The principal risks of
at which a debt security   investing in the Fund include:
is due and payable
DURATION is a measure of        o   The Fund's share price, yield and total return could fluctuate in
a security's average                response to bond market movements
life that reflects the          o   The value of most bonds could fall when interest rates rise; the longer
present value of the                a bond's maturity and the lower its credit quality, the more its value
security's cash flow.               typically falls
Prices of securities            o   The default of an issuer could leave the Fund with unpaid interest or
with longer durations               principal
will fluctuate more in          o   The Fund may invest in mortgage-backed and other similar securities.  A
response to changes in              decline in interest rates may result in losses in these securities'
interest rates                      values and a reduction in their yields as the holders of the assets
UNITED STATES GOVERNMENT            backing the securities prepay their debts
SECURITY is a debt              o   The sub-adviser's judgment as to the value of a bond proves to be wrong security issued by the
United States or any of    An investment in the Fund is not a deposit of a bank and is not insured or
its agencies or            guaranteed by the Federal Deposit Insurance Corporation or any other
instrumentalities such     governmental agency.
as the Government
National Mortgage          WHO MAY WANT TO INVEST IN THE FUND
Association
                           You may want to purchase  shares of  Government  Bond Fund if:

                           o        You seek income and more price stability than stocks offer
                           o        You seek capital preservation
                           o        You are pursuing a long-term goal

                           Government  Bond Fund may NOT be appropriate  for you if:

                           o        You want an investment that pursues market trends or focuses only on particular sectors or industries
                           o        You are pursuing a short-term goal or investing emergency reserves

                           PERFORMANCE INFORMATION

                           Performance information is not provided, as the Fund has not had a full calendar year of operations as of the date of this prospectus.

FEE TABLES                                                                     3

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                   None
     Maximum Deferred Sales Charge (Load)                               None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions    None
     Redemption Fee                                                     None
     Exchange Fee                                                       None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
GOVERNMENT BOND FUND
     Advisory Fees                                                     0.28%
     Distribution (12b-1) Fees                                          None
     Other Expenses                                                    0.57%
         Shareholder Service Fees                                      0.12%
         Miscellaneous                                                 0.45%
     TOTAL ANNUAL FUND OPERATING EXPENSES                              0.85%
     Fee Waiver and Expense Reimbursement(2)                           0.10%
     Net Expenses                                                      0.75%(3)
(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1998 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2000.
(3)      Restated to reflect current fees.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     1 YEAR                    3 YEARS
GOVERNMENT BOND FUND                  $87                       $273

4
                                       INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its total assets in "investment grade" corporate debt instruments.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

GENERALLY

There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

PRINCIPAL INVESTMENT RISKS

Certain investments and investment techniques, however, have additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending and other investment techniques.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund invests. For a Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objectives.

MANAGEMENT                                                                     5

The business of Memorial Funds (the "Trust") and Government Bond Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of Value Equity Fund and Growth Equity Fund and 0.23 percent of the average daily net assets of Corporate Bond Fund and Government Bond Fund.


INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-advisers.

SUB-ADVISER/PORTFOLIO MANAGER

The Adviser has retained the following sub-adviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

The Northern Trust Company ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of Government Bond Fund. NTC presently manages approximately $236 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. Monty Memler, CFA, is the Fund's portfolio manager. He is a Vice President and a senior portfolio manager for NTC and has been a member of the NTC fixed income team since 1990. Mr. Memler holds a Masters in Business Administration from the University of Chicago.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $53 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

6

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT                                                                                             7

HOW TO CONTACT THE FUND       GENERAL INFORMATION

WRITE TO US AT:               You pay no sales charge to purchase or sell (redeem) shares of the Fund. The
   Memorial Funds             Fund purchases and sells shares at the net asset value per share or NAV next
   P.O. Box 446               calculated after the Transfer Agent receives your transaction request in proper
   Portland, ME 04112         form. If the Transfer Agent receives your transaction request in proper form prior to 4 p.m., your transaction will be priced at that day's NAV.  The Fund
TELEPHONE US TOLL-FREE AT:    will not accept orders that request a particular day or price for the
   (888) 263-5593             transaction or any other special conditions.

WIRE INVESTMENTS (OR ACH      The Fund does not issue share certificates.
PAYMENTS) TO US AT:
   BankBoston                 You will receive annual statements and a confirmation of each transaction.  You
   Boston, Massachusetts      should verify the accuracy of all transactions in your account as soon as you
   ABA #011000390             receive your confirmation.
   FOR CREDIT TO:
   Forum Shareholder          The Fund reserves the right to impose minimum investment amounts and may
   Services, LLC              temporarily suspend (during unusual market conditions) or discontinue any
   Account # 541-54171        service or privilege.
   Memorial Funds
   (Your Name)                WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of
   (Your Account Number)      the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday
   (Your Social Security      except days when the New York Stock Exchange is closed.  The time at which NAV
   number or tax              is calculated may be changed in case of an emergency.  The Fund's NAV is
   identification number)     determined by taking the market value of all securities owned by the fund (plus all other  assets such as cash),  subtracting  all liabilities  and then dividing  the  result  (net assets) by the number of shares  outstanding.
                              The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily  available,  the
                              Fund values securities at fair value.

                              TRANSACTIONS  THROUGH THIRD PARTIES. If you invest through a broker or other financial  institution, the policies and fees charged by that  institution may be  different  than those of the Fund.  Banks, brokers, retirement plans and financial  advisers may charge  transaction fees and may set different minimum  investments  or  limitations on buying or selling shares.
                              Consult a representative  of your financial   institution  or  retirement
                              plan  for further information.

                              BUYING SHARES

                              All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

                                       CHECKS.   For   individual  or  UGMA/UTMA
                                       accounts,  the check must be made payable
                                       to  "Memorial  Funds"  or to one or  more
                                       owners of the  account  and  endorsed  to
                                       "Memorial Funds." For all other accounts,
                                       the  check  must be made  payable  on its
                                       face to "Memorial Funds." No other method
                                       of  check  payment  is  acceptable   (for
                                       instance, you may not pay by travelers check).

                                       ACH  PAYMENT.   Instruct  your  financial
                                       institution  to  make  an ACH  (automated
                                       clearinghouse)   payment  to  us.   These
                                       payments typically take two days. Your financial institution may charge you a fee for this service.

                                       WIRES. Instruct your financial
                                       institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

8

MINIMUM INVESTMENTS. The Fund accepts payments in the following minimum amount:

                   MINIMUM INITIAL                                       MINIMUM ADDITIONAL
                      INVESTMENT                                             INVESTMENT
                        $2,000                                                  None

Management of the Fund may choose to waive the investment minimum.

ACCOUNT REQUIREMENTS

                   TYPE OF ACCOUNT                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS      o    Joint accounts can have two or more owners
Individual accounts are owned by one person, as are          (tenants)
sole proprietorship accounts.                           o    Instructions must be signed by all persons
                                                             required to sign (you choose who must sign)
                                                             exactly as each name appears on the account
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)             o    Depending on state laws, you can set up a
These custodial accounts provide a way to give               custodial account under the Uniform Gift to
money to a child and obtain tax benefits. You can            Minors Act or the Uniform Transfers to Minors
give up $10,000 a year per child without paying              Act
Federal tax gift.                                       o    The trustee must sign instructions in a
                                                             manner indicating trustee capacity
BUSINESS ENTITIES                                       o    For entities with officers, provide an
                                                             original or certified copy of a resolution
                                                             that identifies the authorized signers for the
                                                             account
                                                        o    For entities  with partners or other  interested
                                                             parties, provide a certified  partnership agreement
                                                             or organizational document, or certified pages from
                                                             the partnership agreement or organizational document,
                                                             that identify the partners or interested parties
TRUSTS                                                  o    The  trust  must be  established  before an
                                                             account can be opened
                                                        o    Provide a  certification  for trust, or the
                                                             pages  from the trust  document  that  identify
                                                             the trustees




                                                                                                           9

INVESTMENT PROCEDURES

                  TO OPEN AN ACCOUNT                                   TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o        Call or write us for an account application    o        Fill  out  an   investment   slip   from  a
o        Complete the application                                confirmation statement OR
o        Mail us your application and a check           o        Write a letter to us
                                                        o        Write your account number on your check.
                                                        o        Mail us the  slip (or  your  letter)  and a
                                                                 check
BY WIRE                                                 BY WIRE
o        Call or write us for an account application    o        Call to notify us of your incoming wire
o        Complete the application                       o        Instruct your bank to wire your money to us
o        Call us and you will be  assigned  an account
         number
o        Mail us your application
o        Instruct your bank to wire your money to us
BY ACH PAYMENT
o        Call or write us for an account application
o        Complete the application
o        Call us and you will be  assigned  an account
         number
o        Mail us your application
o        Make an ACH payment

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

10

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
     o   Prepare a written request including:
          o   Your name(s) and signature(s)
          o   Your account number
          o   The Fund name
          o   The dollar amount or number of shares you want to sell
          o   How and where to send your  proceeds
     o   Obtain a  signature  guarantee  (if  required)
     o   Obtain  other documentation  (if required)
     o   Mail us your request and  documentation
BY WIRE
     o   Wire  requests  are  only  available  if:
          o   You have  elected  wire  redemption privileges AND
          o   Your request is for $5,000 or more
     o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") OR
     o   Mail us your request (See "By Mail")
BY TELEPHONE
     o Telephone requests are only available if you have elected telephone redemption privileges.
          o   Call us with your request o Provide the following information:
          o   Your account number
          o   Exact  name(s)  in  which   account  is  registered
          o   Additional   form  of identification
     o   Your proceeds will be:
          o   Mailed to you OR
          o Wired to you (if you have elected wire redemption privileges - See "By Wire")


TELEPHONE REDEMPTION PRIVILEGES. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o   Redemption of over $50,000 worth of shares
     o   Change the record name or address of your account
     o Redeem from your account if you have changed the address or account registration within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o   Sending  proceeds to an account with a  different  registration
         (name or  ownership)  from  yours
     o Changes to distribution, telephone requests or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Fund operations (for example, if it represents more than 1 percent of the fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy Institutional Shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional class shares of Daily Assets Treasury Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."

                                 HOW TO EXCHANGE
BY MAIL
     o   Prepare a written request including:
          o   Your name(s) and signature(s)
          o   Your account number
          o The names of the funds from which you are exchanging into and out of
          o The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o   Mail us your request and documentation
BY TELEPHONE
     o Telephone exchanges are only available if you have elected telephone redemption privileges
     o   Call us with  your  request
     o   Provide  the  following information:
          o   Your account number
          o   Exact name(s) in which account is registered
          o   Additional form of identification

12                                                             OTHER INFORMATION

DISTRIBUTIONS

Distributions of net investment income are declared daily and paid monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Fund is a series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of the Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that have corresponding investment objectives and investment policies to those of the Fund.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Fund's adviser and administrator are addressing this matter for their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and, therefore, could lower the value of your shares.

FINANCIAL HIGHLIGHTS                                                          13

The following table is intended to help you understand the Fund's Institutional shares financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG Peat Marwick LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                 GOVERNMENT BOND
                                      FUND
                                                                 Year Ended
                                                                12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                          $10.00
Income From Investment Operations
  Net investment income                                             0.39
  Net gain (loss) on securities (realized and unrealized)           0.39
Total From Investment Operations                                    0.78
Less Distributions
  From net investment income                                       (0.39)
  From capital gain                                                (0.14)
Total Distributions                                                (0.53)
Ending Net Asset Value                                             $10.25
OTHER INFORMATION
Ratios to Average Net Assets:(2)
  Expenses                                                         0.73%
  Expenses (gross) (3)                                             0.85%
  Net Investment Income                                            5.05%
Total Return                                                       7.96%
Portfolio Turnover Rate                                           113.50%
Net Assets at End of Period (in thousands)                        $65,676
(1) Institutional Shares of Government Bond Fund commenced operations on March 29, 1998.
(2)      Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION


The following documents are available free upon request:


                           ANNUAL/SEMI-ANNUAL REPORTS
 Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.


 You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker or the Fund at:


                                 Memorial Funds
                               Two Portland Square
                              Portland, Maine 04101
                                  888-263-5593


          You can also review the Fund's reports and SAIs at the Public
            Reference Room of the Securities and Exchange Commission.
           You can get copies, for a fee, by writing to the following:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009


Information on the hours of operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at
                               http://www.sec.gov.



                              GOVERNMENT BOND FUND










                                 Memorial Funds
                                  P.O. Box 446
                               Portland, ME 04112
                                  888-263-5593

                    Investment Company Act File No. 811-8529.

                                     [LOGO]
                                 MEMORIAL FUNDS

                                   PROSPECTUS

                                   MAY 1, 1999

                               CORPORATE BOND FUND

                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
              WITHOUT ANY SALES CHARGE OR RULE 12B-1 (DISTRIBUTION)
                                      FEES.

The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                                              1
--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                                            2


FEE TABLES                                                                     3


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS     4


MANAGEMENT                                                                     5


YOUR ACCOUNT                                                                   7


         How to Contact the Fund                                               7
         General Information                                                   7
         Buying Shares                                                         7
         Selling Shares                                                        9
         Exchange Privileges                                                  11


OTHER INFORMATION                                                             12


FINANCIAL HIGHLIGHTS                                                          13

--------------------------------------------------------------------------------
2                                                            RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND     CORPORATE BOND FUND

A DEBT OR FIXED INCOME INVESTMENT GOAL High level of current income SECURITY is a security consistent with capital preservation and prudent
such as a                  investment risk.
bond or note that
obligates the issuer to PRINCIPAL INVESTMENT Fund invests under normal pay the security owner a circumstances at least 65 percent of its total assets specified sum of money in corporate bonds. At least 80 percent of the Fund's at set intervals as well total assets will be invested in securities that are as repay the principal rated, at the time of purchase, in one of the three amount of the security highest rating categories or are unrated and
at its maturity            determined  by  its  sub-adviser  to be of comparable
A BOND is a debt           quality.   The  Fund   invests  in  securities   with
security with a            maturities (or  average life in the case of mortgage-
long-term maturity,        backed and similar securities)  ranging  from  short-
usually 10 years or        term (including overnight) to 30 years.The Fund seeks
longer                     to moderate fluctuation in the price of its shares by
MATURITY means the date structuring maturities of its investment portfolio in at which a debt security order to maintain a duration between 75 percent and
is due and payable         125 percent  of the  duration  of the Lehman Brothers
DURATION is a measure of   Corporate Bond Index.
a security's average
LIFE that reflects the     PRINCIPAL RISKS OF INVESTING IN THE FUND
present value of the
security's cash flow.      You could lose money on your investment  in Corporate
Prices of securities       Bond Fund and Corporate Bond Fund could under-perform
with longer durations      other investments.  The  principal risks of investing
will fluctuate more in     in the Fund include:
response to changes in     o   The Fund's share  price,  yield  and total return
interest rates                 could fluctuate in response to bond market
                               movements
UNITED STATES GOVERNMENT   o   The value of most bonds could  fall when interest
SECURITY is a debt             rates rise; the longer a  bond's maturity and the
security issued by the         lower its  credit  quality,  the  more  its value
United States or any of        typically falls
its agencies or            o   The default  of  an  issuer  could leave the Fund
instrumentalities such         with unpaid interest or principal
as the Government          o   The Fund may invest in  mortgage-backed and other
National Mortgage              similar securities.  A  decline in interest rates
Association                    may result in losses in  these securities' values
                               and a reduction in their yields as the holders of the assets backing the securities prepay their debts
                           o   The sub-adviser's  judgment  as to the value of a
                               bond proves to be wrong

                    An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           WHO MAY WANT TO INVEST IN THE FUND

                           You may want to purchase shares of Corporate Bond Fund if:

                           o You seek income and more price stability than stocks offer
                           o   You seek capital preservation
                           o   You are pursuing a long-term goal

                           Corporate Bond Fund may NOT be appropriate for you if:

                           o You want an investment that pursues market trends or focuses only on particular sectors or industries
                           o You are pursuing a short-term goal or investing emergency reserves

                           PERFORMANCE INFORMATION

                           Performance information is not provided, as the Fund has not had a full calendar year of operations as of the date of this prospectus.

--------------------------------------------------------------------------------
FEE TABLES                                                                     3
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                   None
     Maximum Deferred Sales Charge (Load)                               None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions    None
     Redemption Fee                                                     None
     Exchange Fee                                                       None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
CORPORATE BOND FUND

     Advisory Fees                                                     0.29%
     Distribution (12b-1) Fees                                          None
     Other Expenses                                                    0.47%
         Shareholder Service Fees                                      0.11%
         Miscellaneous                                                 0.36%
     TOTAL ANNUAL FUND OPERATING EXPENSES                              0.76%
     Fee Waiver and Expense Reimbursement(2)                           0.01%
     Net Expenses                                                     0.75%(3)

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1998 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2000.
(3)  Restated to reflect current fees.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                            1 YEAR                       3 YEARS
       CORPORATE BOND FUND                   $78                           $243

--------------------------------------------------------------------------------
4                                               INVESTMENT OBJECTIVES, PRINCIPAL
                                       INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers. At least 80 percent of the Fund's net assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its sub-adviser to be of comparable quality. No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index.

PRINCIPAL INVESTMENT RISKS

GENERALLY

There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

Certain investments and investment techniques, however, have additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending and other investment techniques.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund invests. Your investment in Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. An additional risk is that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objectives.

--------------------------------------------------------------------------------
MANAGEMENT                                                                     5
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and Corporate Bond Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.23 percent of the average daily net assets of Corporate Bond Fund.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-advisers.

SUB-ADVISER/PORTFOLIO MANAGER

The Adviser has retained the following sub-adviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

Conseco Capital Management, Inc. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of Corporate Bond Fund. CCM presently manages approximately $35 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts, estates, as well as charitable organizations including foundations and endowments. Mr. Gregory Hahn, CFA, is the Fund's portfolio manager. He has been a Senior Vice President of CCM since 1989. Mr. Hahn holds a Masters in Business Administration from Indiana University.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $53 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

--------------------------------------------------------------------------------
YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------


HOW TO CONTACT THE FUND       GENERAL INFORMATION

WRITE TO US AT:               You pay no sales charge to purchase or sell (redeem) shares of the Fund. The
   Memorial Funds             Fund purchases and sells shares at the net asset value per share or NAV next
   P.O. Box 446               calculated after the Transfer Agent receives your transaction request in proper
   Portland, ME 04112         form. If the Transfer Agent receives your transaction request in proper form prior to 4 p.m., your transaction will be priced at that day's NAV.  The Fund
TELEPHONE US TOLL-FREE AT:    will not accept orders that request a particular day or price for the
   (888) 263-5593             transaction or any other special conditions.

WIRE INVESTMENTS (OR ACH      The Fund does not issue share certificates.
PAYMENTS) TO US AT:
   BankBoston                 You will receive annual statements and a confirmation of each transaction.  You
   Boston, Massachusetts      should verify the accuracy of all transactions in your account as soon as you
   ABA #011000390             receive your confirmation.
   FOR CREDIT TO:
   Forum Shareholder          The Fund reserves the right to impose minimum investment amounts and may
   Services, LLC              temporarily suspend (during unusual market conditions) or discontinue any
   Account # 541-54171        service or privilege.
   Memorial Funds
   (Your Name)                WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of
   (Your Account Number)      the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday
   (Your Social Security      except days when the New York Stock Exchange is closed.  The time at which NAV
   number or tax              is calculated may be changed in case of an emergency.  The Fund's NAV is
   identification number)     determined by taking the market value of all securities owned by the fund (plus all other  assets such as cash),  subtracting  all liabilities  and then dividing  the  result  (net assets) by the number of shares  outstanding.
                              The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily  available,  the
                              Fund values securities at fair value.

                              TRANSACTIONS  THROUGH THIRD PARTIES. If you invest through a broker or other financial  institution, the policies and fees charged by that  institution may be  different  than those of the Fund.  Banks, brokers, retirement plans and financial  advisers may charge  transaction fees and may set different minimum  investments  or  limitations on buying or selling shares.
                              Consult a representative  of your financial   institution  or  retirement
                              plan  for further information.

                              BUYING SHARES

                              All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

                                       CHECKS.   For   individual  or  UGMA/UTMA
                                       accounts,  the check must be made payable
                                       to  "Memorial  Funds"  or to one or  more
                                       owners of the  account  and  endorsed  to
                                       "Memorial Funds." For all other accounts,
                                       the  check  must be made  payable  on its
                                       face to "Memorial Funds." No other method
                                       of  check  payment  is  acceptable   (for
                                       instance, you may not pay by travelers check).

                                       ACH  PAYMENT.   Instruct  your  financial
                                       institution  to  make  an ACH  (automated
                                       clearinghouse)   payment  to  us.   These
                                       payments typically take two days. Your financial institution may charge you a fee for this service.

                                       WIRES. Instruct your financial
                                       institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS. The Fund accepts payments in the following minimum amount:

                   MINIMUM INITIAL                                       MINIMUM ADDITIONAL
                      INVESTMENT                                             INVESTMENT
                        $2,000                                                  None

Management of the Fund may choose to waive the investment minimum.

ACCOUNT REQUIREMENTS

                   TYPE OF ACCOUNT                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS      o    Joint accounts can have two or more owners
Individual accounts are owned by one person, as are          (tenants)
sole proprietorship accounts.                           o    Instructions must be signed by all persons
                                                             required to sign (you choose who must sign)
                                                             exactly as each name appears on the account
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)             o    Depending on state laws, you can set up a
These custodial accounts provide a way to give               custodial account under the Uniform Gift to
money to a child and obtain tax benefits. You can            Minors Act or the Uniform Transfers to Minors
give up $10,000 a year per child without paying              Act
Federal tax gift.                                       o    The trustee must sign instructions in a
                                                             manner indicating trustee capacity
BUSINESS ENTITIES                                       o    For entities with officers, provide an
                                                             original or certified copy of a resolution
                                                             that identifies the authorized signers for the
                                                             account
                                                        o    For entities  with partners or other  interested
                                                             parties, provide a certified  partnership agreement
                                                             or organizational document, or certified pages from
                                                             the partnership agreement or organizational document,
                                                             that identify the partners or interested parties
TRUSTS                                                  o    The  trust  must be  established  before an
                                                             account can be opened
                                                        o    Provide a  certification  for trust, or the
                                                             pages  from the trust  document  that  identify
                                                             the trustees



--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES

                  TO OPEN AN ACCOUNT                                   TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o        Call or write us for an account application    o        Fill  out  an   investment   slip   from  a
o        Complete the application                                confirmation statement OR
o        Mail us your application and a check           o        Write a letter to us
                                                        o        Write your account number on your check.
                                                        o        Mail us the  slip (or  your  letter)  and a
                                                                 check
BY WIRE                                                 BY WIRE
o        Call or write us for an account application    o        Call to notify us of your incoming wire
o        Complete the application                       o        Instruct your bank to wire your money to us
o        Call us and you will be  assigned  an account
         number
o        Mail us your application
o        Instruct your bank to wire your money to us
BY ACH PAYMENT
o        Call or write us for an account application
o        Complete the application
o        Call us and you will be  assigned  an account
         number
o        Mail us your application
o        Make an ACH payment

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
     o   Prepare a written request including:
          o   Your name(s) and signature(s)
          o   Your account number
          o   The Fund name
          o   The dollar amount or number of shares you want to sell
          o   How and where to send your  proceeds
     o   Obtain a  signature  guarantee  (if  required)
     o   Obtain  other documentation  (if required)
     o   Mail us your request and  documentation
BY WIRE
     o   Wire  requests  are  only  available  if:
          o   You have  elected  wire  redemption privileges AND
          o   Your request is for $5,000 or more
     o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") OR
     o   Mail us your request (See "By Mail")
BY TELEPHONE
     o Telephone requests are only available if you have elected telephone redemption privileges.
          o   Call us with your request o Provide the following information:
          o   Your account number
          o   Exact  name(s)  in  which   account  is  registered
          o   Additional   form  of identification
     o   Your proceeds will be:
          o   Mailed to you OR
          o Wired to you (if you have elected wire redemption privileges - See "By Wire")


TELEPHONE REDEMPTION PRIVILEGES. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o   Redemption of over $50,000 worth of shares
     o   Change the record name or address of your account
     o Redeem from your account if you have changed the address or account registration within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o   Sending  proceeds to an account with a  different  registration
         (name or  ownership)  from  yours
     o Changes to distribution, telephone requests or exchange option or any other election in connection with your account

--------------------------------------------------------------------------------
                                                                              11
--------------------------------------------------------------------------------

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Fund operations (for example, if it represents more than 1 percent of the fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy Institutional Shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional class shares of Daily Assets Treasury Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."

                                 HOW TO EXCHANGE
BY MAIL
     o   Prepare a written request including:
          o   Your name(s) and signature(s)
          o   Your account number
          o The names of the funds from which you are exchanging into and out of
          o The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o   Mail us your request and documentation
BY TELEPHONE
     o Telephone exchanges are only available if you have elected telephone redemption privileges
     o   Call us with  your  request
     o   Provide  the  following information:
          o   Your account number
          o   Exact name(s) in which account is registered
          o   Additional form of identification

--------------------------------------------------------------------------------
12
--------------------------------------------------------------------------------

DISTRIBUTIONS

Distributions of net investment income are declared daily and paid monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Fund is a series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of the Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that have corresponding investment objectives and investment policies to those of the Fund.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Fund's adviser and administrator are addressing this matter for their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and, therefore, could lower the value of your shares.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          13
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's Institutional shares financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG Peat Marwick LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                               CORPORATE BOND
                                                    FUND

                                                                  Year Ended

                                                                 12/31/98(1)

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                           $10.00
Income From Investment Operations
  Net investment income                                              0.43
  Net gain (loss) on securities (realized and unrealized)            0.30
Total From Investment Operations                                     0.73
Less Distributions
  From net investment income                                        (0.43)
  From capital gain                                                 (0.21)
Total Distributions                                                 (0.64)
Ending Net Asset Value                                              $10.09
OTHER INFORMATION
Ratios to Average Net Assets:(2)
  Expenses                                                          0.63%
  Expenses (gross) (3)                                              0.76%
  Net Investment Income                                             5.60%
Total Return                                                        7.50%
Portfolio Turnover Rate                                            377.36%
Net Assets at End of Period (in thousands)                         $137,338

(1) Institutional Shares of Corporate Bond Fund commenced operations on March 25, 1998.
(2)  Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS

 Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

              You can get free copies of both reports and the SAI,
                   request other information and discuss your questions about the Fund by contacting your broker or the Fund at:

                                 Memorial Funds
                               Two Portland Square
                              Portland, Maine 04101
                                  888-263-5593


          You can also review the Fund's reports and SAIs at the Public
            Reference Room of the Securities and Exchange Commission.
           You can get copies, for a fee, by writing to the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009


Information on the hours of operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at

                               http://www.sec.gov.





                               CORPORATE BOND FUND

                                 Memorial Funds
                                  P.O. Box 446
                               Portland, ME 04112
                                  888-263-5593



















                    Investment Company Act File No. 811-8529.

                                     [LOGO]
                                 MEMORIAL FUNDS


                                   PROSPECTUS

                                   MAY 1, 1999

                               GROWTH EQUITY FUND

                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
              WITHOUT ANY SALES CHARGE OR RULE 12B-1 (DISTRIBUTION)
                                      FEES.

The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                                              1
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                                            2


FEE TABLES                                                                     3


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS     4


MANAGEMENT                                                                     5


YOUR ACCOUNT                                                                   7


         How to Contact the Fund                                               7
         General Information                                                   7
         Buying Shares                                                         7
         Selling Shares                                                        9
         Exchange Privileges                                                  11


OTHER INFORMATION                                                             12


FINANCIAL HIGHLIGHTS                                                          13

--------------------------------------------------------------------------------
2                                                            RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPT TO UNDERSTAND   GROWTH EQUITY FUND

GROWTH INVESTING        INVESTMENT GOAL Long-term capital appreciation.
means to invest in
stocks of companies PRINCIPAL INVESTMENT STRATEGY The Fund uses a "growth that have exhibited investing" style by investing under normal circumstances faster than average at least 65 percent of its total assets in the
earnings over the       securities of domestic  companies  that  its sub-adviser
past few years and      believes have superior growth potential and  fundamental
are expected to         characteristics that are  significantly  better than the
continue to show high   market  average  and  support  internal  earnings growth
levels of profit        capability. The Fund only invests in companies that have
growth                  a minimum market capitalization of $250  million  at the
                        time of purchase,and seeks to maintain a minimum average weighted market capitalization of $5 billion.

                        PRINCIPAL RISKS OF INVESTING IN THE FUND

                        You could lose money on your investment in Growth Equity Fund and Growth Equity Fund could under-perform other investments. The principal risks of investing in the Fund include:

                   o    The stock market goes down
                   o The stock market continues to undervalue the stocks in the Fund's portfolio
                   o The sub-adviser's judgment as to the value of a stock proves to be wrong
                   o The Fund's particular investment style falls out of favor with the market

                        An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                        WHO MAY WANT TO INVEST IN THE FUND

                        You may want to purchase shares of Growth Equity Fund if:

                   o You are willing to tolerate significant changes in the value of your investment
                   o    You are pursuing a long-term goal
                   o    You are willing to accept higher short-term risk

                        Growth Equity Fund may NOT be appropriate for you if:

                   o You want an investment that pursues market trends or focuses only on particular sectors or industries
                   o    You need regular income or stability of principal
                   o    You  are  pursuing  a  short-term   goal  or   investing
                        emergency reserves

                        PERFORMANCE INFORMATION

                        Performance information is not provided, as the Fund has not had a full calendar year of operations as of the date of this prospectus.

--------------------------------------------------------------------------------
FEE TABLES                                                                     3
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                       None
     Maximum Deferred Sales Charge (Load)                                   None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions        None
     Redemption Fee                                                         None
     Exchange Fee                                                           None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
GROWTH EQUITY FUND

     Advisory Fees                                                         0.40%
     Distribution (12b-1) Fees                                              None
     Other Expenses                                                        0.79%
         Shareholder Service Fees                                          0.10%
         Miscellaneous                                                     0.69%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.19%
     Fee Waiver and Expense Reimbursement(2)                               0.19%
     Net Expenses                                                          1.00%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1998 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2000.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           1 YEAR                    3 YEARS
       GROWTH EQUITY FUND                   $121                      $378

--------------------------------------------------------------------------------
4                                              INVESTMENT OBJECTIVES, PRINICIPAL
                                       INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND    INVESTMENT OBJECTIVE

                          The  investment  objective  of  the  Fund is long-term
PREFERRED STOCK is a      capital appreciation. There is no assurance  that  the
security that has         Fund  will achieve this objective.
certain rights separate
from those conferred by PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to common stock. Preferred achieve its objective by investing under normal stock seldom carries circumstances at least 65 percent of its total assets voting rights, but pays in the common stock of domestic companies. The Fund
dividends and have        only  invests  in  companies having  a minimum  market
liquidation preference capitalization of $250 million at the time of purchase over common stockholders and seeks to maintain a minimum average weighted
CONVERTIBLE SECURITY is   market capitalization of $5 billion.
a security such as
preferred  stock or       The Fund invests in the securities of issuers that its
bonds that may be         sub-adviser believes have  superior  growth  potential
converted into a          and fundamental characteristics that are significantly
specified  number of      better than the market average  and  support  internal
shares  of  common        earnings growth capability. The Fund may invest in the
stock                     securities of companies whose growth potential  is, in
                          the sub-adviser's opinion, generally unrecognized or misperceived by the market. The sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.
                          The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the sub-adviser to be of comparable quality.

                          PRINCIPAL INVESTMENT RISKS

                          GENERALLY

                          There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

                          All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

                          Growth Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for Growth Equity Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of Growth Equity Fund could also decrease.

                          TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objectives.

--------------------------------------------------------------------------------
MANAGEMENT                                                                     5
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and Growth Equity Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of Growth Equity Fund.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-advisers.

SUB-ADVISER/PORTFOLIO MANAGER

The Adviser has retained the following sub-adviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

Davis Hamilton Jackson & Associates, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of Growth Equity Fund. DHJA currently manages approximately $3.5 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr. Clegg holds a Masters in Business Administration from the University of Texas.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $53 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

--------------------------------------------------------------------------------
YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

YOUR ACCOUNT                                                                                             7

HOW TO CONTACT THE FUND       GENERAL INFORMATION

WRITE TO US AT:               You pay no sales charge to purchase or sell (redeem) shares of the Fund. The
   Memorial Funds             Fund purchases and sells shares at the net asset value per share or NAV next
   P.O. Box 446               calculated after the Transfer Agent receives your transaction request in proper
   Portland, ME 04112         form. If the Transfer Agent receives your transaction request in proper form prior to 4 p.m., your transaction will be priced at that day's NAV.  The Fund
TELEPHONE US TOLL-FREE AT:    will not accept orders that request a particular day or price for the
   (888) 263-5593             transaction or any other special conditions.

WIRE INVESTMENTS (OR ACH      The Fund does not issue share certificates.
PAYMENTS) TO US AT:
   BankBoston                 You will receive annual statements and a confirmation of each transaction.  You
   Boston, Massachusetts      should verify the accuracy of all transactions in your account as soon as you
   ABA #011000390             receive your confirmation.
   FOR CREDIT TO:
   Forum Shareholder          The Fund reserves the right to impose minimum investment amounts and may
   Services, LLC              temporarily suspend (during unusual market conditions) or discontinue any
   Account # 541-54171        service or privilege.
   Memorial Funds
   (Your Name)                WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of
   (Your Account Number)      the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday
   (Your Social Security      except days when the New York Stock Exchange is closed.  The time at which NAV
   number or tax              is calculated may be changed in case of an emergency.  The Fund's NAV is
   identification number)     determined by taking the market value of all securities owned by the fund (plus all other  assets such as cash),  subtracting  all liabilities  and then dividing  the  result  (net assets) by the number of shares  outstanding.
                              The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily  available,  the
                              Fund values securities at fair value.

                              TRANSACTIONS  THROUGH THIRD PARTIES. If you invest through a broker or other financial  institution, the policies and fees charged by that  institution may be  different  than those of the Fund.  Banks, brokers, retirement plans and financial  advisers may charge  transaction fees and may set different minimum  investments  or  limitations on buying or selling shares.
                              Consult a representative  of your financial   institution  or  retirement
                              plan  for further information.

                              BUYING SHARES

                              All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

                                       CHECKS.   For   individual  or  UGMA/UTMA
                                       accounts,  the check must be made payable
                                       to  "Memorial  Funds"  or to one or  more
                                       owners of the  account  and  endorsed  to
                                       "Memorial Funds." For all other accounts,
                                       the  check  must be made  payable  on its
                                       face to "Memorial Funds." No other method
                                       of  check  payment  is  acceptable   (for
                                       instance, you may not pay by travelers check).

                                       ACH  PAYMENT.   Instruct  your  financial
                                       institution  to  make  an ACH  (automated
                                       clearinghouse)   payment  to  us.   These
                                       payments typically take two days. Your financial institution may charge you a fee for this service.

                                       WIRES. Instruct your financial
                                       institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

8

MINIMUM INVESTMENTS. The Fund accepts payments in the following minimum amount:

                   MINIMUM INITIAL                                       MINIMUM ADDITIONAL
                      INVESTMENT                                             INVESTMENT
                        $2,000                                                  None

Management of the Fund may choose to waive the investment minimum.

ACCOUNT REQUIREMENTS

                   TYPE OF ACCOUNT                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS      o    Joint accounts can have two or more owners
Individual accounts are owned by one person, as are          (tenants)
sole proprietorship accounts.                           o    Instructions must be signed by all persons
                                                             required to sign (you choose who must sign)
                                                             exactly as each name appears on the account
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)             o    Depending on state laws, you can set up a
These custodial accounts provide a way to give               custodial account under the Uniform Gift to
money to a child and obtain tax benefits. You can            Minors Act or the Uniform Transfers to Minors
give up $10,000 a year per child without paying              Act
Federal tax gift.                                       o    The trustee must sign instructions in a
                                                             manner indicating trustee capacity
BUSINESS ENTITIES                                       o    For entities with officers, provide an
                                                             original or certified copy of a resolution
                                                             that identifies the authorized signers for the
                                                             account
                                                        o    For entities  with partners or other  interested
                                                             parties, provide a certified  partnership agreement
                                                             or organizational document, or certified pages from
                                                             the partnership agreement or organizational document,
                                                             that identify the partners or interested parties
TRUSTS                                                  o    The  trust  must be  established  before an
                                                             account can be opened
                                                        o    Provide a  certification  for trust, or the
                                                             pages  from the trust  document  that  identify
                                                             the trustees




                                                                                                           9

INVESTMENT PROCEDURES

                  TO OPEN AN ACCOUNT                                   TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o        Call or write us for an account application    o        Fill  out  an   investment   slip   from  a
o        Complete the application                                confirmation statement OR
o        Mail us your application and a check           o        Write a letter to us
                                                        o        Write your account number on your check.
                                                        o        Mail us the  slip (or  your  letter)  and a
                                                                 check
BY WIRE                                                 BY WIRE
o        Call or write us for an account application    o        Call to notify us of your incoming wire
o        Complete the application                       o        Instruct your bank to wire your money to us
o        Call us and you will be  assigned  an account
         number
o        Mail us your application
o        Instruct your bank to wire your money to us
BY ACH PAYMENT
o        Call or write us for an account application
o        Complete the application
o        Call us and you will be  assigned  an account
         number
o        Mail us your application
o        Make an ACH payment

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

10

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
     o   Prepare a written request including:
          o   Your name(s) and signature(s)
          o   Your account number
          o   The Fund name
          o   The dollar amount or number of shares you want to sell
          o   How and where to send your  proceeds
     o   Obtain a  signature  guarantee  (if  required)
     o   Obtain  other documentation  (if required)
     o   Mail us your request and  documentation
BY WIRE
     o   Wire  requests  are  only  available  if:
          o   You have  elected  wire  redemption privileges AND
          o   Your request is for $5,000 or more
     o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") OR
     o   Mail us your request (See "By Mail")
BY TELEPHONE
     o Telephone requests are only available if you have elected telephone redemption privileges.
          o   Call us with your request o Provide the following information:
          o   Your account number
          o   Exact  name(s)  in  which   account  is  registered
          o   Additional   form  of identification
     o   Your proceeds will be:
          o   Mailed to you OR
          o Wired to you (if you have elected wire redemption privileges - See "By Wire")


TELEPHONE REDEMPTION PRIVILEGES. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o   Redemption of over $50,000 worth of shares
     o   Change the record name or address of your account
     o Redeem from your account if you have changed the address or account registration within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o   Sending  proceeds to an account with a  different  registration
         (name or  ownership)  from  yours
     o Changes to distribution, telephone requests or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Fund operations (for example, if it represents more than 1 percent of the fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy Institutional Shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional class shares of Daily Assets Treasury Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."

                                 HOW TO EXCHANGE
BY MAIL
     o   Prepare a written request including:
          o   Your name(s) and signature(s)
          o   Your account number
          o The names of the funds from which you are exchanging into and out of
          o The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o   Mail us your request and documentation
BY TELEPHONE
     o Telephone exchanges are only available if you have elected telephone redemption privileges
     o   Call us with  your  request
     o   Provide  the  following information:
          o   Your account number
          o   Exact name(s) in which account is registered
          o   Additional form of identification

12                                                             OTHER INFORMATION

DISTRIBUTIONS

Distributions of net investment income are declared daily and paid monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Fund is a series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of the Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that have corresponding investment objectives and investment policies to those of the Fund.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Fund's adviser and administrator are addressing this matter for their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and, therefore, could lower the value of your shares.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          13
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's Institutional shares financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG Peat Marwick LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                  GROWTH EQUITY

                                      FUND

                                                                     Year Ended

                                                                     12/31/98(1)

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                                $10.00
Income From Investment Operations
  Net investment income                                                   0.01
  Net gain (loss) on securities (realized and unrealized)                 2.09
Total From Investment Operations                                          2.10
Less Distributions
  From net investment income                                             (0.01)
  From capital gain                                                      (0.60)
Total Distributions                                                      (0.61)
Ending Net Asset Value                                                   $11.49
OTHER INFORMATION
Ratios to Average Net Assets:(2)
  Expenses                                                               1.00%
  Expenses (gross) (3)                                                   1.19%
  Net Investment Income                                                  0.16%
Total Return                                                             20.97%
Portfolio Turnover Rate                                                 135.38%
Net Assets at End of Period (in thousands)                              $26,426

(1) Institutional Shares of Growth Equity Fund commenced operations on March 29, 1998.
(2)  Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS

 Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

              You can get free copies of both reports and the SAI,
                   request other information and discuss your questions about the Fund by contacting your broker or the Fund at:

                                 Memorial Funds

                               Two Portland Square

                              Portland, Maine 04101

                                  888-263-5593

          You can also review the Fund's reports and SAIs at the Public
            Reference Room of the Securities and Exchange Commission.
           You can get copies, for a fee, by writing to the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009

Information on the hours of operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at
                               http://www.sec.gov.






                               GROWTH EQUITY FUND

                                 Memorial Funds
                                  P.O. Box 446
                               Portland, ME 04112
                                  888-263-5593

                    Investment Company Act File No. 811-8529.